CONVERTIBLE NOTE PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
NOTE PAYABLE (Tables)
Schedule of convertible Notes payable

	June 30, 2019	December 31, 2018
Convertible notes payable:	$57,000	$	---
Debt discount	(35,150)		---
Convertible notes payable net of debt discount	$21,850	$	---

Accrued interest	1,078		---

Current portion of convertible note payable and interest	$22,928	$	---

Convertible Notes payable consisted of the following:

	December 31, 2018		December 31, 2017
Convertible notes payable:	$	---	$66,000
Debt discount		---	(49,134)
Convertible notes payable net of debt discount	$	---	$16,866

Accrued interest		---	665

Current portion of convertible note payable and interest	$	---	$17,531